Note 2: Summary of Significant Accounting Practices: Oil and Gas Reserves (Policies)	6 Months Ended
Nov. 30, 2013
Policies
Oil and Gas Reserves	OIL AND GAS RESERVES The Company does not have proven reserves of oil or gas on its current oil and gas leases.